4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Feb. 03, 2022
Details
Marketable Securities, Fair Value	$ 161,799	$ 225,000
Marketable Securities, Shares received	42,500
Marketable Securities, Shares transferred	(21,216)
Marketable Securities, Change in unrealized (loss)	$ (84,485)